UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-10503______

_______BlackRock New York Municipal 2018 Term Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock New York Municipal 2018 Term Trust

      40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___December 31, 2006
Date of reporting period:__September 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (unaudited)

BlackRock New York Municipal 2018 Term Trust (BLH)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—150.9%
			Multi-State—7.1%
A3	$ 4,000	[3]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	06/09 @ 100	$ 4,239,640
			New York—135.8%
NR	450		Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/25	05/15 @ 102	453,186
			Dorm. Auth. RB,
AA	1,000		Brooklyn Law Sch. Proj., Ser. A, 5.50%, 7/01/18, RAA	07/13 @ 100	1,084,730
AA-	1,800	[4]	City Univ. Proj., Ser. A, 5.125%, 7/01/11	N/A	1,921,806
AAA	3,455	[4]	Mental Hlth. Svcs. Proj., Ser. A, 5.00%, 2/15/08	N/A	3,592,025
AA-	295		Mental Hlth. Svcs. Proj., Ser. A, 5.00%, 2/15/18	02/08 @ 102	304,812
AAA	110		Mental Hlth. Svcs. Proj., Ser. A, 5.50%, 8/15/20, MBIA	08/11 @ 100	118,939
AAA	2,510	[4]	Mental Hlth. Svcs. Proj., Ser. B, 5.50%, 8/15/11, MBIA	N/A	2,731,433
AA-	1,170	[4]	Upstate Cmnty. Proj., Ser. A, 5.00%, 7/01/09	N/A	1,227,014
AA-	2,060		Upstate Cmnty. Proj., Ser. A, 5.00%, 7/01/19	07/09 @ 101	2,136,797
AAA	1,000		Willow Towers, Inc. Proj., 5.25%, 2/01/22	08/12 @ 101	1,072,260
Aaa	1,320		East Rochester Hsg. Auth. RB, Genesee Valley Presbyterian Proj., 5.20%, 12/20/24	12/11 @ 101	1,387,320
BBB	2,450		Jefferson Cnty. Ind. Dev. Agcy. RB, Intl. Paper Co. Proj., 5.20%, 12/01/20, AMT	12/13 @ 100	2,513,087
NR	525		Liberty Dev. Corp. RB, Nat. Sports Museum Proj., Ser. A, 6.125%, 2/15/19	02/16 @ 100	543,254
AAA	1,900		Long Island Pwr. Auth. Elec. Sys. RB, Zero Coupon, 6/01/18, FSA	No Opt. Call	1,185,106
AAA	5,000		Met. Transp. Auth. RB, Ser. A, 5.125%, 11/15/21, FGIC	11/12 @ 100	5,341,350
			New York City GO,
AA-	3,110		5.75%, 8/01/18	08/12 @ 100	3,436,021
AA-	4,000		Ser. B, 5.375%, 12/01/20	12/11 @ 100	4,280,760
AA-	1,890	[4]	Ser. G, 5.75%, 8/01/18	N/A	2,108,011
			New York City Indl. Dev. Agcy. RB,
B	1,000		7.50%, 8/01/16, AMT	No Opt. Call	1,141,350
A-	4,000		YMCA of Greater New York Proj., 5.25%, 8/01/21	02/11 @ 100	4,156,280
			New York City Transl. Fin. Auth. RB,
AAA	1,090	[4]	5.00%, 5/01/09	N/A	1,140,685
AAA	805		5.00%, 5/01/19	05/09 @ 101	837,176
AAA	3,000		Ser. B, 5.00%, 5/01/18	11/11 @ 101	3,180,870
AA-	3,500		New York Urban Dev. Corp. Correctional Facs. RB, 5.00%, 1/01/19	01/08 @ 102	3,610,565
AA	4,180		Niagara Cnty. Ind. Dev. Agcy. RB, Niagara Univ. Proj., Ser. A, 5.35%, 11/01/23, RAA	11/11 @ 101	4,468,921
AA	4,130		Oneida Hlth. Care Corp. RB, Oneida Hlth. Sys., Inc. Proj., 5.30%, 2/01/21, RAA	02/11 @ 101	4,355,622
AA	3,875		Orange Cnty. Ind. Dev. Agcy. RB, St. Luke’s Hosp. Proj., Ser. A, 5.375%, 12/01/21, RAA	12/11 @ 101	4,139,430
			Port Auth. of NY & NJ RB,
AAA	3,885		Ser. 126, 5.00%, 11/15/18, FGIC, AMT	05/12 @ 101	4,059,670
Caa1	2,600		Contl. Airlines/Eastn. LaGuardia Proj., 9.125%, 12/01/15, AMT	10/06 @ 100	2,668,822
BBB	4,000		Rockland Tobacco Asset Sec. Corp. Tobacco Settlement RB, 5.625%, 8/15/35	08/12 @ 100	4,143,040
AAA	3,000	[4]	TSASC, Inc. Tobacco Settlement RB, Ser. 1, 5.75%, 7/15/12	N/A	3,335,370
AAA	3,710		Westchester Cnty. Ind. Dev. Agcy. RB, Purchase Coll. Fndtn. Hsg. Proj.,
			Ser. A, 5.125%, 12/01/22, AMBAC	12/11 @ 102	3,979,309

					80,655,021

			Puerto Rico—8.0%
BBB	2,000		Children’s Trust Fund Tobacco Settlement RB, 5.625%, 5/15/43	05/12 @ 100	2,077,740
Aaa	2,500	[4]	Pub. Fin. Corp. RB, Ser. E, 5.70%, 2/01/10	N/A	2,667,850

					4,745,590

			Total Investments —150.9% (cost $83,705,1105)		$ 89,640,251
			Other assets in excess of liabilities —2.0%		1,163,915
			Preferred shares at redemption value, including dividends payable —(52.9)%		(31,412,045)

			Net Assets Applicable to Common Shareholders—100%		$ 59,392,121

1

BlackRock New York Municipal 2018 Term Trust (BLH) (continued)

[1]	Using the highest of Standard & Poor’s, Moody’s Investors Services or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2006, the Trust held 7.1% of its net assets, with a current market value of $4,239,640, in securities restricted as to resale.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Cost for Federal income tax purposes is $83,706,615. The net unrealized appreciation on a tax basis is $5,933,636, consisting of $5,933,636 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
AMT	—	Subject to Alternative Minimum Tax	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RAA	—	Radian Asset Assurance
FSA	—	Financial Security Assurance	RB	—	Revenue Bond

2

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock New York Municipal 2018 Term Trust___

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: November 29, 2006

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006